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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  __September 30, 1999_____

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          ____HighMark Capital Management Inc./CA
Address:       ____475 Sansome Street____________________
               ____MC 1-475-12___________________________
               ____San Francisco, CA   94111_____________

13F File Number:  28-04663_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     _____Bill Wilson_________________________
Title:    _____Senior Vice President_______________
Phone:    _____415-296-6614_______________________

Signature, Place, and Date of Signing:

__(Bill Wilson)_________   _San Francisco, CA___________  __9-30-99_
     [Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[  ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number     Name

     28-04665_______     UnionBanCal__________________________________________

     28-____________     ______________________________________________________